Equity - Summary of Significant Terms and Conditions of Preferred Shares and Other Equity Instruments (Detail)	12 Months Ended
	Oct. 31, 2021 CAD ($) $ / shares	Oct. 31, 2021 USD ($)	Oct. 31, 2021 $ / shares
Series BH non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Initial period annual yield	4.90%	4.90%
Current Dividend per share | $	$ 0.306250
Earliest redemption date	Nov. 24, 2020	Nov. 24, 2020
Issue Date	Jun. 05, 2015	Jun. 05, 2015
Redemption price | $ / shares	$ 26.00
Series BI non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Initial period annual yield	4.90%	4.90%
Current Dividend per share | $	$ 0.306250
Earliest redemption date	Nov. 24, 2020	Nov. 24, 2020
Issue Date	Jul. 22, 2015	Jul. 22, 2015
Redemption price | $ / shares	$ 26.00
Series BJ non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Initial period annual yield	5.25%	5.25%
Current Dividend per share | $	$ 0.328125
Earliest redemption date	Feb. 24, 2021	Feb. 24, 2021
Issue Date	Oct. 02, 2015	Oct. 02, 2015
Redemption price | $ / shares	$ 26.00
Series AZ non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Initial period annual yield	3.70%	3.70%
Premium	2.21%	2.21%
Current Dividend per share | $	$ 0.231250
Earliest redemption date	May 24, 2019	May 24, 2019
Issue Date	Jan. 30, 2014	Jan. 30, 2014
Redemption price | $ / shares	$ 25.00
Series BB non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Initial period annual yield	3.65%	3.65%
Premium	2.26%	2.26%
Current Dividend per share | $	$ 0.228125
Earliest redemption date	Aug. 24, 2019	Aug. 24, 2019
Issue Date	Jun. 03, 2014	Jun. 03, 2014
Redemption price | $ / shares	$ 25.00
Series BD non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Initial period annual yield	3.20%	3.20%
Premium	2.74%	2.74%
Current Dividend per share | $	$ 0.200000
Earliest redemption date	May 24, 2020	May 24, 2020
Issue Date	Jan. 30, 2015	Jan. 30, 2015
Redemption price | $ / shares	$ 25.00
Series BF non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Initial period annual yield	3.60%	3.60%
Premium	2.62%	2.62%
Current Dividend per share | $	$ 0.187500
Earliest redemption date	Nov. 24, 2020	Nov. 24, 2020
Issue Date	Mar. 13, 2015	Mar. 13, 2015
Redemption price | $ / shares	$ 25.00
Series BO non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Initial period annual yield	4.80%	4.80%
Premium	2.38%	2.38%
Current Dividend per share | $	$ 0.300000
Earliest redemption date	Feb. 24, 2024	Feb. 24, 2024
Issue Date	Nov. 02, 2018	Nov. 02, 2018
Redemption price | $ / shares	$ 25.00
Series C2 non-cumulative fixed rate/floating first preferred shares [member]
Disclosure of classes of share capital [line items]
Initial period annual yield	6.75%	6.75%
Premium	4.052%	4.052%
Current Dividend per share | $		$ 16.875000
Earliest redemption date	Nov. 07, 2023	Nov. 07, 2023
Issue Date	Nov. 02, 2015	Nov. 02, 2015
Redemption price | $ / shares			$ 1,000.00
Series 1 limited recourse capital notes [member]
Disclosure of classes of share capital [line items]
Initial period annual yield	4.50%	4.50%
Premium	4.137%	4.137%
Earliest redemption date	Oct. 24, 2025	Oct. 24, 2025
Issue Date	Jul. 28, 2020	Jul. 28, 2020
Redemption price | $ / shares	$ 1,000.00
Series 2 limited recourse capital notes [member]
Disclosure of classes of share capital [line items]
Initial period annual yield	4.00%	4.00%
Premium	3.617%	3.617%
Earliest redemption date	Jan. 24, 2026	Jan. 24, 2026
Issue Date	Nov. 02, 2020	Nov. 02, 2020
Redemption price | $ / shares	$ 1,000.00
Series 3 limited recourse capital notes [member]
Disclosure of classes of share capital [line items]
Initial period annual yield	3.65%	3.65%
Premium	2.665%	2.665%
Earliest redemption date	Oct. 24, 2026	Oct. 24, 2026
Issue Date	Jun. 08, 2021	Jun. 08, 2021
Redemption price | $ / shares	$ 1,000.00